Share-based Compensation - Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (in shares)	32,708,847	39,614,883	38,011,964
Granted (in shares)	20,767,284	8,799,568	9,941,500
Exercised (in shares)	(10,511,776)	(14,235,844)	(7,632,431)
Forfeited (in shares)	(4,861,466)	(1,469,760)	(706,150)
Ending balance (in shares)	38,102,889	32,708,847	39,614,883	38,011,964
Vested and expected to vest, end of period (in shares)	38,102,889
Exercisable, end of period (in shares)	21,979,687
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 0.14	$ 0.17	$ 0.12
Granted (in dollars per share)	0.02	0.09	0.19
Forfeited (in dollars per share)	0.12	0.13	0.16
Ending balance (in dollars per share)	0.09	0.14	0.17	$ 0.12
Exercised	0.08	$ 0.12	$ 0.12
Vested and expected to vest, end of period (in dollars per share)	0.09
Exercisable, end of period (in dollars per share)	$ 0.13
Weighted Average Remaining Contractual Life
Weighted-average remaining contractual term, outstanding	7 years 6 months 10 days	7 years 14 days	8 years 2 months 23 days	7 years 2 months 19 days
Weighted average remaining contractual term, vested and expected to vest	7 years 6 months 10 days
Weighted average remaining contractual term, exercisable	5 years 5 months 26 days
Aggregate Intrinsic Value
Beginning Balance	$ 127,168,263	$ 466,460,320	$ 51,303,638
Aggregate intrinsic value, vested and expected to vest	34,025,386
Aggregate intrinsic value, exercisable	18,708,383
Ending Balance	34,025,386	127,168,263	466,460,320	$ 51,303,638
Exercised	$ 17,775,175	$ 128,514,032	$ 43,000,715
Weighted Average Grant Date Fair Value
Beginning Balance, weighted average grant date fair value (in dollars per share)	$ 2.78	$ 1.08	$ 0.31
Options granted, weighted-average grant-date fair value per share (in dollars per share)	0.81	7.07	3.16
Options vested and expected to vest, weighted average grant date fair value (in dollars per share)	1.69
Options exercisable, weighted average grant date fair value (in dollars per share)	1.04
Ending Balance, weighted average grant date fair value (in dollars per share)	$ 1.69	$ 2.78	$ 1.08	$ 0.31